Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2015

Collection Period Start	1-Sep-15	Distribution Date	15-Oct-15
Collection Period End	30-Sep-15	30/360 Days	30
Beg. of Interest Period	15-Sep-15	Actual/360 Days	30
End of Interest Period	15-Oct-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	670,340,897.87	632,717,502.15	0.6252688
Total Securities		1,011,912,858.76	670,340,897.87	632,717,502.15	0.6252688
Class A-1 Notes	0.180000%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.480000%	182,500,000.00	75,714,019.55	56,902,321.70	0.3117935
Class A-2b Notes	0.366550%	182,500,000.00	75,714,019.55	56,902,321.70	0.3117935
Class A-3 Notes	0.800000%	242,000,000.00	242,000,000.00	242,000,000.00	1.0000000
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	18,811,697.86	30,285.61	103.0777965	0.1659485
Class A-2b Notes	18,811,697.86	23,127.48	103.0777965	0.1267259
Class A-3 Notes	0.00	161,333.33	0.0000000	0.6666667
Class A-4 Notes	0.00	99,666.67	0.0000000	0.8666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	37,623,395.72	314,413.09

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,756,456.04
Monthly Interest				2,926,343.64
Total Monthly Payments				12,682,799.68

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				498,839.24
Aggregate Sales Proceeds Advance				13,943,186.11
Total Advances				14,442,025.35

Vehicle Disposition Proceeds:
Reallocation Payments				13,516,379.89
Repurchase Payments				266,594.80
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,370,868.44
Excess Wear and Tear and Excess Mileage				108,656.34
Remaining Payoffs				0.00
Net Insurance Proceeds				516,005.08
Residual Value Surplus				338,851.24
Total Collections				53,242,180.82

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	12,482,025.95			804
Involuntary Repossession	214,246.94			12
Voluntary Repossession	68,102.00			5
Full Termination	734,363.00			51
Bankruptcy	17,642.00			1
Insurance Payoff		511,600.88		25
Customer Payoff			16,805.64	1
Grounding Dealer Payoff			6,896,022.12	322
Dealer Purchase			3,120,190.99	139
Total	13,516,379.89	511,600.88	10,033,018.75	1,360

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	34,264	762,549,548.19	7.00000%	670,340,897.87
Total Depreciation Received		(10,798,867.04)		(9,043,868.26)
Principal Amount of Gross Losses	(59)	(1,296,353.61)		(1,160,835.42)
Repurchase / Reallocation	(19)	(285,995.25)		(266,594.80)
Early Terminations	(638)	(11,915,090.48)		(10,268,302.29)
Scheduled Terminations	(924)	(18,653,255.25)		(16,883,794.95)
Pool Balance - End of Period	32,624	719,599,986.56		632,717,502.15

Remaining Pool Balance
Lease Payment				129,491,941.42
Residual Value				503,225,560.73
Total				632,717,502.15

III. DISTRIBUTIONS

Total Collections					53,242,180.82
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					53,242,180.82

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					453,680.98
3. Reimbursement of Sales Proceeds Advance					9,147,332.67
4. Servicing Fee:
Servicing Fee Due					558,617.41
Servicing Fee Paid					558,617.41
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					10,159,631.06

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					30,285.61

Class A-2 Notes Monthly Interest Paid					30,285.61
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					23,127.48

Class A-2 Notes Monthly Interest Paid					23,127.48
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					161,333.33

Class A-3 Notes Monthly Interest Paid					161,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	99,666.67

Class A-4 Notes Monthly Interest Paid	99,666.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	314,413.09
Total Note and Certificate Monthly Interest Paid	314,413.09
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	42,768,136.67

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	37,623,395.72

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	37,623,395.72
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,144,740.95

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,059,564.29
Required Reserve Account Amount		15,178,692.88
Beginning Reserve Account Balance		15,178,692.88
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,178,692.88
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,144,740.95
Gross Reserve Account Balance		20,323,433.83
Remaining Available Collections Released to Seller		5,144,740.95
Total Ending Reserve Account Balance		15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity		10.72
Monthly Prepayment Speed		99%
Lifetime Prepayment Speed		88%

	$	units
Recoveries of Defaulted and Casualty Receivables	864,377.12
Securitization Value of Gross Losses and Casualty Receivables	1,160,835.42	59
Aggregate Defaulted and Casualty Gain (Loss)	(296,458.30)
Pool Balance at Beginning of Collection Period	670,340,897.87
Net Loss Ratio	-0.0442%

Cumulative Net Losses for all Periods	0.2370%	2,398,140.14

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,377,255.02	277
61-90 Days Delinquent	1,040,572.16	52
91-120+ Days Delinquent	396,375.33	20
Total Delinquent Receivables:	6,814,202.51	349
60+ Days Delinquencies as Percentage of Receivables	0.21%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	13,216,388.95	853
Securitization Value	14,143,253.23
Aggregate Residual Gain (Loss)	(926,864.28)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	62,420,228.73	4,047
Cumulative Securitization Value	68,929,848.48
Cumulative Residual Gain (Loss)	(6,509,619.75)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		15,169,648.94
Reimbursement of Outstanding Advance		9,147,332.67
Additional Advances for current period		13,943,186.11
Ending Balance of Residual Advance		19,965,502.38

Beginning Balance of Payment Advance		1,192,919.81
Reimbursement of Outstanding Payment Advance		453,680.98
Additional Payment Advances for current period		498,839.24
Ending Balance of Payment Advance		1,238,078.07

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of September 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No